UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2011

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 1.2%
Cooper Tire & Rubber Co.	86,380	$1,210,184
Superior Industries International Inc.	94,295	1,559,639

Total Auto Components		2,769,823

Diversified Consumer Services - 1.5%
Sotheby’s Holdings Inc.	28,560	814,817
Steiner Leisure Ltd.	57,278	2,599,848	*

Total Diversified Consumer Services		3,414,665

Hotels, Restaurants & Leisure - 0.8%
PF Chang’s China Bistro Inc.	58,960	1,822,454

Household Durables - 0.9%
Ryland Group Inc.	64,580	1,017,781
Toll Brothers Inc.	47,890	977,914	*

Total Household Durables		1,995,695

Leisure Equipment & Products - 0.3%
Callaway Golf Co.	126,238	698,096

Specialty Retail - 3.0%
Cato Corp., Class A Shares	69,274	1,676,431
Children’s Place Retail Stores Inc.	78,051	4,146,069	*
MarineMax Inc.	151,970	990,844	*

Total Specialty Retail		6,813,344

Textiles, Apparel & Luxury Goods - 1.1%
Hanesbrands Inc.	114,060	2,493,352	*

TOTAL CONSUMER DISCRETIONARY		20,007,429

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.1%
Pantry Inc.	289,977	3,471,024	*
Weis Markets Inc.	33,770	1,348,774

Total Food & Staples Retailing		4,819,798

Household Products - 0.6%
Central Garden and Pet Co., Class A Shares	167,780	1,395,930	*

TOTAL CONSUMER STAPLES		6,215,728

ENERGY - 6.2%
Energy Equipment & Services - 3.4%
Cal Dive International Inc.	381,920	859,320	*
Gulf Island Fabrication Inc.	47,160	1,377,544
Matrix Service Co.	222,260	2,098,134	*
Natural Gas Services Group	77,740	1,124,120	*
TETRA Technologies Inc.	108,120	1,009,841	*
Tidewater Inc.	28,230	1,391,739

Total Energy Equipment & Services		7,860,698

Oil, Gas & Consumable Fuels - 2.8%
Bill Barrett Corp.	74,800	2,548,436	*
Carrizo Oil & Gas Inc.	77,630	2,045,550	*
Petroquest Energy Inc.	95,600	630,960	*
Rex Energy Corp.	75,460	1,113,790	*

Total Oil, Gas & Consumable Fuels		6,338,736

TOTAL ENERGY		14,199,434

EXCHANGE-TRADED FUNDS - 2.6%
iShares Trust-iShares Russell 2000 Value Index Fund	89,170	5,853,119

FINANCIALS - 35.9%
Capital Markets - 7.0%
Affiliated Managers Group Inc.	42,110	4,040,455	*
Artio Global Investors Inc.	207,133	1,010,809
Cohen & Steers Inc.	35,770	1,033,753
Greenhill & Co. Inc.	28,670	1,042,728
HFF Inc., Class A Shares	263,790	2,724,951	*
Raymond James Financial Inc.	74,090	2,293,826

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Capital Markets - 7.0% (continued)
Stifel Financial Corp.	75,446	$2,418,044	*
Waddell & Reed Financial Inc., Class A Shares	52,260	1,294,480

Total Capital Markets		15,859,046

Commercial Banks - 10.6%
Bancorp Inc.	412,146	2,979,816	*
Cullen/Frost Bankers Inc.	38,948	2,060,739
First Republic Bank	49,100	1,502,951	*
First Security Group Inc.	26,928	66,781	*
FirstMerit Corp.	140,310	2,122,890
IBERIABANK Corp.	58,219	2,870,197
Signature Bank	83,010	4,979,770	*
SVB Financial Group	72,080	3,437,495	*
Tompkins Trustco Inc.	20,302	781,830
Umpqua Holdings Corp.	74,135	918,533
Wintrust Financial Corp.	85,250	2,391,262

Total Commercial Banks		24,112,264

Insurance - 6.4%
Allied World Assurance Co. Holdings AG	104,510	6,576,814
Arch Capital Group Ltd.	74,260	2,764,700	*
EMC Insurance Group Inc.	62,190	1,279,248
Meadowbrook Insurance Group Inc.	366,750	3,916,890

Total Insurance		14,537,652

Real Estate Investment Trusts (REITs) - 8.6%
BioMed Realty Trust Inc.	156,320	2,826,266
Campus Crest Communities Inc.	174,410	1,754,565
Cogdell Spencer Inc.	185,080	786,590
Corporate Office Properties Trust	32,050	681,383
Cousins Properties Inc.	161,190	1,033,228
EastGroup Properties Inc.	36,950	1,606,586
Hersha Hospitality Trust	241,110	1,176,617
LaSalle Hotel Properties	82,094	1,987,496
Mid-America Apartment Communities Inc.	38,740	2,423,187
Pebblebrook Hotel Trust	208,540	3,999,797
Saul Centers Inc.	11,960	423,623
Senior Housing Properties Trust	23,760	533,174
Washington Real Estate Investment Trust	15,960	436,506

Total Real Estate Investment Trusts (REITs)		19,669,018

Real Estate Management & Development - 1.9%
CBRE Group Inc., Class A Shares	112,510	1,712,402	*
Jones Lang LaSalle Inc.	43,520	2,666,035

Total Real Estate Management & Development		4,378,437

Thrifts & Mortgage Finance - 1.4%
BankUnited	49,430	1,086,966
People’s United Financial Inc.	106,466	1,368,088
Westfield Financial Inc.	111,440	820,198

Total Thrifts & Mortgage Finance		3,275,252

TOTAL FINANCIALS		81,831,669

HEALTH CARE - 3.7%
Biotechnology - 1.4%
iShares Trust - iShares Nasdaq Biotechnology Index Fund	30,093	3,140,205

Health Care Providers & Services - 2.3%
Cross Country Healthcare Inc.	107,711	597,796	*
LifePoint Hospitals Inc.	66,390	2,466,388	*
MedQuist Holdings Inc.	155,721	1,498,036	*
Select Medical Holdings Corp.	94,710	803,141	*

Total Health Care Providers & Services		5,365,361

TOTAL HEALTH CARE		8,505,566

INDUSTRIALS - 18.3%
Building Products - 1.4%
Gibraltar Industries Inc.	170,882	2,385,513	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Building Products - continued
Simpson Manufacturing Co. Inc.	20,770	$699,118

Total Building Products		3,084,631

Commercial Services & Supplies - 1.3%
EnergySolutions Inc.	197,200	609,348	*
TMS International Corp., Class A Shares	108,120	1,068,225	*
United Stationers Inc.	42,412	1,380,935

Total Commercial Services & Supplies		3,058,508

Construction & Engineering - 1.9%
EMCOR Group Inc.	89,806	2,407,699
Granite Construction Inc.	15,050	356,986
Tutor Perini Corp.	135,740	1,675,031	*

Total Construction & Engineering		4,439,716

Electrical Equipment - 0.4%
GrafTech International Ltd.	70,120	957,138	*

Machinery - 6.8%
Albany International Corp., Class A Shares	58,456	1,351,503
Altra Holdings Inc.	167,600	3,155,908	*
Kaydon Corp.	50,959	1,554,250
Oshkosh Corp.	89,850	1,920,993	*
RBC Bearings Inc.	69,020	2,878,134	*
Snap-on Inc.	56,023	2,835,884
WABCO Holdings Inc.	40,320	1,749,888	*

Total Machinery		15,446,560

Marine - 1.5%
Diana Shipping Inc.	109,790	821,229	*
Kirby Corp.	37,670	2,480,193	*

Total Marine		3,301,422

Professional Services - 1.3%
CDI Corp.	4,490	62,007
Hudson Highland Group Inc.	143,320	686,503	*
Korn/Ferry International	32,260	550,356	*
TrueBlue Inc.	117,856	1,635,841	*

Total Professional Services		2,934,707

Road & Rail - 3.7%
Genesee & Wyoming Inc., Class A Shares	58,300	3,531,814	*
Landstar System Inc.	31,310	1,500,375
Old Dominion Freight Line Inc.	86,015	3,486,188	*

Total Road & Rail		8,518,377

TOTAL INDUSTRIALS		41,741,059

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 3.8%
Bel Fuse Inc., Class B Shares	29,691	556,706
Black Box Corp.	49,372	1,384,391
Digi International Inc.	116,770	1,303,153	*
InterDigital Inc.	16,680	726,748
Plantronics Inc.	131,840	4,698,778

Total Communications Equipment		8,669,776

Computers & Peripherals - 0.2%
Rimage Corp.	40,847	459,529

Electronic Equipment, Instruments & Components - 2.4%
AVX Corp.	213,810	2,728,216
Park Electrochemical Corp.	108,950	2,791,299

Total Electronic Equipment, Instruments & Components		5,519,515

Semiconductors & Semiconductor Equipment - 3.7%
Exar Corp.	202,850	1,318,525	*
ON Semiconductor Corp.	396,170	3,058,432	*
Teradyne Inc.	298,730	4,071,690	*

Total Semiconductors & Semiconductor Equipment		8,448,647

Software - 0.3%
EPIQ Systems Inc.	57,923	696,234

TOTAL INFORMATION TECHNOLOGY		23,793,701

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
MATERIALS - 7.1%
Chemicals - 2.1%
A. Schulman Inc.	56,650	$1,199,847
Ferro Corp.	138,490	677,216	*
Koppers Holdings Inc.	56,580	1,944,089
PolyOne Corp.	77,770	898,243

Total Chemicals		4,719,395

Containers & Packaging - 1.2%
AptarGroup Inc.	34,562	1,803,100
Myers Industrials Inc.	82,030	1,012,250

Total Containers & Packaging		2,815,350

Metals & Mining - 2.4%
Carpenter Technology Corp.	40,670	2,093,691
Haynes International Inc.	39,120	2,135,952
Horsehead Holding Corp.	88,380	796,304	*
Olympic Steel Inc.	20,830	485,756

Total Metals & Mining		5,511,703

Paper & Forest Products - 1.4%
Louisiana-Pacific Corp.	382,260	3,084,838	*

TOTAL MATERIALS		16,131,286

UTILITIES - 4.6%
Electric Utilities - 2.7%
Cleco Corp.	29,180	1,111,758
MGE Energy Inc.	36,677	1,715,383
Portland General Electric Co.	67,460	1,706,063
Unisource Energy Corp.	41,380	1,527,750

Total Electric Utilities		6,060,954

Gas Utilities - 1.9%
Laclede Group Inc.	18,360	743,029
New Jersey Resources Corp.	25,954	1,276,937
Northwest Natural Gas Co.	32,444	1,555,041
WGL Holdings Inc.	16,520	730,515

Total Gas Utilities		4,305,522

TOTAL UTILITIES		10,366,476

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $192,437,648)		228,645,467

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $137,141,000 joint tri-party repurchase agreement dated 12/30/11 with Deutsche Bank Securities Inc.; Proceeds at maturity- $403,002;(Fully collateralized by various U.S. government agency obligations,0.875% to 2.100% due 2/17/15 to 9/16/21; Market value - $411,062) (Cost - $403,000)	0.050%	1/3/12	$403,000	403,000

TOTAL INVESTMENTS - 100.5% (Cost - $192,840,648#)				229,048,467
Liabilities in Excess of Other Assets - (0.5)%				(1,127,874)

TOTAL NET ASSETS - 100.0%				$227,920,593

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$228,645,467	—	—	$228,645,467
Short-term investments†	—	$403,000	—	403,000

Total investments	$228,645,467	$403,000	—	$229,048,467

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$56,220,144
Gross unrealized depreciation	(20,012,325)

Net unrealized appreciation	$36,207,819

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 27, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 27, 2012